Debt (Tables)	3 Months Ended
Mar. 31, 2025
Debt
Schedule outstanding principal balances on each loan facility

	As of
In thousands of U.S. Dollars	March 31, 2025	December 31, 2024
Nordea/SEB Revolving Facility	20,000	37,500
ABN/CACIB Revolving Facility	—	—
ABN AMRO Revolving Facility	459	1,296
Total debt	20,459	38,796
Deferred finance fees	—	—
Net total debt	20,459	38,796
Current portion of long-term debt	—	—
Current portion of deferred finance fees	—	—
Total current portion of long-term debt	—	—
Non-current portion of long-term debt	20,459	38,796

Schedule of future minimum repayments under the loan facilities

Future minimum scheduled repayments under the Company’s loan facilities for each year are as follows:

As of
In thousands of U.S. Dollars	March 31, 2025
2025(1)	—
2026	459
2027	20,000
2028	—
2029	—
20,459

(1) Nine-month period ending December 31, 2025